5. Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Risk Management Tables
Exposure to exchange risk

	December 31, 2017		December 31, 2016
	Foreign currency	R$	Foreign currency	R$

Borrowings and financing – US$	1,200,786	3,972,200	1,241,963	4,047,682
Borrowings and financing – Yen	57,575,271	1,692,713	57,643,930	1,609,419
Interest and charges from borrowings and financing – US$		26,628		25,114
Interest and charges from borrowings and financing – Yen		10,834		10,769
Total exposure		5,702,375		5,692,984
Borrowing cost – US$		(26,454)		(29,650)
Borrowing cost – Yen		(3,100)		(2,971)
Total foreign currency-denominated borrowings (Note 16)		5,672,821		5,660,363

Borrowing and financing variable interest rate
	December 31, 2017	December 31, 2016
TR(i)	1,574,564	1,535,030
CDI(ii)	1,144,391	1,082,228
TJLP(iii)	1,354,987	1,326,631
IPCA(iv)	1,699,747	1,697,452
LIBOR(v)	2,814,399	2,906,999
Interest and charges	125,172	142,644
Total	8,713,260	8,690,984

(i) TR – Interest Benchmark Rate

(ii) CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate

(iii) TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index

(iv) IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index

(v) LIBOR – London Interbank Offered Rate

Credit rating
	December 31, 2017	December 31, 2016
Cash at bank and short-term bank deposits
AA+(bra)	2,222,001	1,850,220
AAA(bra)	43,978	35,452
Other (*)	17,068	549
	2,283,047	1,886,221

(*) This category includes current accounts and investment funds in banks whose balances were not significant.

Credit information of banks
Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AA+(bra)	Aa1.br	-
Banco Santander Brasil S/A	-	Aaa.br	brAA-
Caixa Econômica Federal	AA+(bra)	Aa1.br	brAA-
Banco Bradesco S/A	AAA(bra)	Aa1.br	brAA-
Itaú Unibanco Holding S/A	AAA(bra)	Aa1.br	brAA-

Liquidity risk
	2018	2019	2020	2021	2022	2023 onwards	Total
As of December 31, 2017

Liabilities
Borrowings and financing	2,221,645	2,321,046	2,648,021	1,134,162	1,077,914	5,534,627	14,937,415
Accounts payables to suppliers and contractors	344,947	-	-	-	-	-	344,947
Services payable	408,275	-	-	-	-	-	408,275
Public-Private Partnership – PPP (*)	185,816	368,156	368,156	368,156	368,156	5,148,952	6,807,392
Program contract commitments	128,820	92,505	15,639	15,779	1,029	15,981	269,753

(*)The Company also considered future commitments (construction not yet performed) still not recognized in the financial statements related to São Lourenço PPP, due to the relevance of future cash flows, the impacts on its operations and the fact the Company already has formalized this commitment through an agreement signed by the parties.

Capital management
	December 31, 2017	December 31, 2016

Total borrowings and financing (Note 16)	12,100,966	11,964,143
(-) Cash and cash equivalents (Note 7)	(2,283,047)	(1,886,221)

Net debt	9,817,919	10,077,922
Total equity	17,513,009	15,419,211

Total capital	27,330,928	25,497,133

Leverage ratio	36%	40%

Fair value of financial instruments
	December 31, 2017		December 31, 2016
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	2,283,047	2,283,047	1,886,221	1,886,221
Restricted cash	18,822	18,822	24,078	24,078
Trade receivables	1,888,505	1,888,505	1,711,306	1,711,306
Water National Agency – ANA	70,487	70,487	81,221	81,221
Other receivables	169,715	169,715	167,369	167,369

Financial liabilities
	December 31, 2017		December 31, 2016
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	12,100,966	11,967,909	11,964,143	11,776,178
Accounts payables to suppliers and contractors	344,947	344,947	311,960	311,960
Services payable	408,275	408,275	460,054	460,054
Program contract commitments	239,500	239,500	178,093	178,093
Public-Private Partnership - PPP	3,071,416	3,071,416	2,249,418	2,249,418